N-2	Apr. 03, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001959353
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	OXFORD PARK INCOME FUND, INC.
General Description of Registrant [Abstract]
NAV Per Share	$ 25.42